Earnings Per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the six months ended March 31,
	2024	2023
Numerator:
Net (loss)/income attributable to Linkage Global Inc	$(1,405,766)	$554,827

Denominator:
Weighted average number of ordinary shares	20,848,901	20,000,000

Net (loss)/income per ordinary share
– Basic and diluted	(0.07)	0.03

16. EARNINGS PER SHARE

The following table sets forth the basic and diluted earnings per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	As of September 30,
	2023	2022	2021
Numerator:
Net (loss)/income attributable to Linkage Global Inc	$(652,728)	$1,066,375	751,666

Denominator:
Weighted average number of ordinary shares	20,000,000	20,000,000	20,000,000

Net (loss)/income per ordinary share
– Basic and diluted	(0.03)	0.05	0.04